Note Payable - Short Term (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Note payable - short-term	$ 0	$ 1,000,000	$ 2,000,000
Notes Payable To Wyoming Corporation [Member]
Note payable - short-term		$ 1,000,000	$ 2,000,000